Share-Based Payments - Additional Information (Detail) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) Program shares	Jun. 30, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 173.0	$ 164.0
Share-based compensation number of shares issued | shares	1,934.0	1,934.0
Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting acceleration of stock options and restricted stock units	$ 0.2
Executive Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting acceleration of stock options and restricted stock units	$ 0.2
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	1.5
Share-based compensation grant date fair value	$ 161.0
Long Term Incentive Stock Option Plan [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	200,000
Fair value of stock options granted	$ 4.0
Performance Share Unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term unit programs | Program	3
Performance Share Unit [member] | Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	100,000
Performance Share Unit [member] | Executive Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	100,000
Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 6.0
Share-based compensation number of shares issued	100,000
Long Term Restricted Stock Unit Program One [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	1,700,000
Fair value of stock options granted	$ 30.0
Long Term Restricted Stock Unit Program One [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Long Term Restricted Stock Unit Program Two [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Portion of units vesting period	Five years
Remaining portion of units vesting period	Ten years
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 0.1
Share based payment vesting period	5 years
Share-based compensation number of shares issued	1,000,000
Other Grants Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange of stock options	0
Unvested stock options issued	0
Other Grants Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock up period	5 years